Stockholders' Equity (Deficit)	9 Months Ended
Sep. 30, 2015
Stockholders' Equity (Deficit) [Abstract]
Stockholders' Equity (Deficit)
8.	Stockholders’ Equity (Deficit)

Reverse Capitalization

Pursuant to the Merger Agreement, upon consummation of the Merger, each share of CDx’s capital stock issued and outstanding immediately prior to the Merger was converted into the right to receive one (1) share of Company common stock, par value $0.001 per share. Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, the Company assumed all of CDx’s options and warrants issued and outstanding immediately prior to the Merger, 6,069,960 and 7,571,395 shares of common stock, respectively.

Prior to and as a condition to the closing of the Merger, each then-current Company stockholder agreed to sell certain shares of common stock held by such holder to the Company and the then-current Company stockholders retained an aggregate of 1,990,637 shares of common stock.

Common Stock

On February 23, 2015, the Company effected a 5-for-1 forward stock split of its issued and outstanding shares of common stock. All share and per share amounts for all periods that have been presented in the condensed consolidated financial statements and notes thereto have been adjusted retrospectively, where applicable, to reflect the forward stock split. The Company filed a Certificate of Amendment to its Certificate of Incorporation which made the forward stock split effective and increased the authorized common shares to 375,000,000 shares with a par value $0.001 per share.

On May 14, 2013 the Company issued 15,000,000 shares of its common stock at $0.002 per share for total proceeds of $3,000.

In April, and May 2014, the Company issued 4,525,000 shares of its common stock at $0.06 per share for total proceeds of $27,150.

Each share of common stock has the right to one vote. The holders of common stock are entitled to dividends when funds are legally available and when declared by the board of directors.

As a result of the Merger, the Company issued a total of 19,855,295 share of common stock to the shareholders of CDx.

During the nine months ended September 30, 2015, the Company issued 1,863,241 shares of common stock in exchange for services at a fair value of $1,192,893.

Common Stock Warrants

During the nine months ended September 30, 2015, the Company converted warrants to purchase 4,974,567 shares of Series B convertible preferred stock into warrants to common stock. The Company agreed to issue warrants to purchase 2,579,692 and 17,136 shares of common stock during the year ended December 31, 2014 and the three months ended March 31, 2015, respectively. No common stock warrants have been exercised or have expired and the warrants to purchase 7,571,395 shares of common stock were outstanding as of September 30, 2015.

Preferred Stock

As part of the Merger Agreement, all shares of the Series A and Series B convertible preferred stock converted to common stock, pursuant to the conversion rights.

2014 Equity Incentive Plan

In June 2014, the Company adopted the 2014 Equity Incentive Plan (the “2014 Plan”), and to date, has reserved 6,200,000 shares of common stock for issuance under the 2014 Plan. Under the 2014 Plan, employees, directors or consultants may be granted nonstatutory stock options, stock appreciation rights, restricted stock and restricted stock units to purchase shares of CDx’s common stock. Only employees are eligible to receive incentive stock options (“ISO”) to purchase common stock. Vesting and exercise provisions are determined by the Board of Directors at the time of grant. The options generally expire ten years from the date of grant. ISOs granted to a participant who, at the time the ISO is granted, has more than 10% of the voting power between all classes of stock, will expire five years from the date of grant. Options vest at various rates ranging from immediately to three years. As of September 30, 2015, options to purchase 1,718,880 shares were available under the 2014 Plan for issuance.

A summary of the Company’s stock option plan for the nine months ended September 30, 2015 was as follows:

	Shares	Weighted Averaged Exercise Price
Outstanding as of January 1, 2015	1,937,979	$0.08
Granted	4,224,370	$0.56
Exercised	(33,333)	$0.08
Forfeited or cancelled	(1,690,239)	$0.52
Outstanding as of September 30, 2015	4,438,777	$0.37
Options vested and exercisable as of September 30, 2015	2,616,891	$0.27
Options vested and expected to vest	4,438,777	$0.37

Information regarding options outstanding and vested and exercisable as of September 30, 2015 is as follows:

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price	Number Outstanding	Weighted-Average Exercise Price
$0.08	1,851,729	8.8	$0.08	1,586,094	$0.08
$0.55	2,562,048	9.4	$0.55	1,028,714	$0.55
$2.36	25,000	9.7	$2.36	2,083	$2.36
	4,438,777	9.1	$0.37	2,616,891	$0.27

Total employee stock-based compensation expense recognized by the Company for the three months ended September 30, 2015 and 2014 was $82,135 and $20,733, respectively. Total employee stock-based compensation expense recognized by the Company for the nine months ended September 30, 2015 and 2014 was $245,520 and $20,733, respectively. No tax benefits were recognized in the nine months ended September 30, 2015 and 2014.

Total unrecognized compensation expense from employee stock options as of September 30, 2015 was $370,492 and will be recognized over a weighted average recognition period of 1.8 years.

For the nine months ended September 30, 2015, the Company granted options to non-employees to purchase 415,000 shares of common stock at an exercise price of $0.55 per share as compared to 435,000 shares of common stock at an exercise price of $0.08 per share for the nine months ended September 30, 2014. No shares were granted to non-employees during the three months ended September 30, 2015 as compared to 435,000 shares for the three months ended September 30, 2014. Stock-based compensation expense related to stock options granted to non-employees was $23,104 and $130,722 for the three and nine months ended September 30, 2015 and $111,196 for the three and nine months ended September 30, 2014. The Company believes the fair value of the stock options is more reliably measurable than the fair value of the consulting services received.

Additional Stock Plan Information

The Company’s fair value calculations for stock-based awards under the 2014 Plan were made using the Black-Scholes option pricing model with the weighted-average assumptions set forth in the following table. Volatility is based on historical volatility rates obtained for certain public companies that operate in the same or related businesses as that of the Company since there is no market for or historical volatility data for the Company’s common stock. The risk-free interest rate is determined by using a U.S. Treasury rate for the period that coincided with the expected term set forth. The Company uses a simplified method for “plain vanilla” share options in determining the expected term of an employee share option as its equity shares are not publicly traded.

The following assumptions were used in the estimated grant date fair value calculations for options granted to employees and consultants during the three and nine months ended September 30, 2015 and 2014:

	Three Months Ended September 30,	Nine Months Ended September 30,
	2014	2015	2014
Dividend yield	0.0%	0.0%	0.0%
Volatility	50.0%	37.7%	50.0%
Average risk-free rate	1.70% - 2.50%	1.75% - 1.91%	1.70% - 2.50%
Expected term, in years	5.10 - 10.00	5.00 - 5.77	5.10 - 10.00

There were no options granted during the three months ended September 30, 2015.

The weighted-average grant date fair value for stock options granted during the three months ended September 30, 2014 was $0.04 per share. The weighted-average grant date fair value for stock options granted during the nine months ended September 30, 2015 and 2014 was $0.38 and $0.04 per share, respectively.